Net interest income (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Interest income was related to:
Interest income	kr 1,073	kr 1,250	kr 1,608	kr 2,323	kr 3,187	kr 6,083
Interest expenses
Interest expenses	(587)	(819)	(1,109)	(1,406)	(2,252)	(4,197)
Resolution fee	(17)	(26)	(44)	(43)	(85)	(169)
Total interest expenses	(604)	(845)	(1,153)	(1,449)	(2,337)	(4,366)
Net interest income	469	405	455	874	850	1,717
Interest income using effective interest method				2,052	2,721
Loans to credit institutions
Interest income was related to:
Interest income	255	385	542	640	1,080	2,005
Loans to the public
Interest income was related to:
Interest income	562	575	693	1,137	1,383	2,656
Loans in the form of interest-bearing securities
Interest income was related to:
Interest income	243	213	212	456	402	829
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest income was related to:
Interest income	71	120	175	191	358	686
Derivatives
Interest income was related to:
Interest income	(111)	(94)	(64)	(205)	(132)	(291)
Administrative remuneration CIRR-system
Interest income was related to:
Interest income	53	50	49	103	95	194
Other assets
Interest income was related to:
Interest income	kr 0	kr 1	kr 1	kr 1	kr 1	kr 4